INVESTMENTS - Schedule of Fixed Maturity Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	$ 1,054,347	$ 1,023,866
Gross unrealized gains	23,467	6,388
Gross unrealized losses	(13,314)	(27,742)
Allowance for expected credit losses	(233)	(409)
Fair value	1,064,267	1,002,103
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	35,291	25,821
Gross unrealized gains	672	140
Gross unrealized losses	(293)	(576)
Allowance for expected credit losses	0	0
Fair value	35,670	25,385
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	1,019,056	998,045
Gross unrealized gains	22,795	6,248
Gross unrealized losses	(13,021)	(27,166)
Allowance for expected credit losses	(233)	(409)	$ (353)
Fair value	$ 1,028,597	$ 976,718